SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares		Apr. 22, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		847,437	461,000
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 4.21	$ 5.59
Granted/issued/acquired		212,500	1,002,395	[1]
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares		$ 4.14	$ 3.34	[1]
Exercised/settled		(15,000)	(260,596)
Weighted Average Exercise Price, Exercised/settled | $ / shares		$ 3.05	$ 1.93
Expired		(59,450)	(332,359)
Weighted Average Exercise Price, Expired | $ / shares		$ 4.75	$ 5.20
Forfeited		(27,584)	(23,004)
Forfeited | $ / shares		$ 3.72	$ 4.26
Outstanding, Ending Balance		957,903	847,437
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 4.20	$ 4.21
Exercisable, Ending Balance		757,944	548,009
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares		$ 4.32	$ 4.52
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares		4.32	4.52
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ (3.05)	$ (1.93)
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		465,511	572,485
Granted/issued/acquired		428,562	337,331	[1]
Exercised/settled		(41,117)	(224,750)
Expired			(91,332)
Forfeited		(29,000)	(128,223)
Outstanding, Ending Balance		823,956	465,511
Exercisable, Ending Balance
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		491,330	467,572
Granted/issued/acquired		199,353	217,264	[1]
Exercised/settled		(146,068)	(193,507)
Expired
Forfeited
Outstanding, Ending Balance		544,615	491,330
Exercisable, Ending Balance		98,417	98,417
Warrants [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance	[2]	2,538,588	1,092,500
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 6.00	$ 7.00
Granted/issued/acquired	[2]		1,448,488	[1]
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares			$ 5.23	[1]
Exercised/settled	[2]		(2,400)
Weighted Average Exercise Price, Exercised/settled | $ / shares			$ 3.45
Expired	[2]	(1,092,400)
Weighted Average Exercise Price, Expired | $ / shares		$ 7.00
Forfeited	[2]
Forfeited | $ / shares
Outstanding, Ending Balance	[2]	1,446,188	2,538,588
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 5.24	$ 6.00
Exercisable, Ending Balance	[2]	1,446,188	2,538,588
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares		$ 5.24	$ 6.00
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares		5.24	6.00
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			$ (3.45)
Warrants Exercise Price 3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares					$ 3.30
Warrants Price Three [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares					$ 5.75

[1]	On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants (“$3.30 Warrants”) in replacement of Otis Options and Warrants outstanding at the date of acquiring Otis. In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.
[2]	The Company has the following warrants outstanding: